GENERAL (Details Narrative)			6 Months Ended
	Feb. 20, 2024 $ / shares shares	Jul. 26, 2022 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Sep. 16, 2024 shares	Aug. 30, 2024 USD ($)	Aug. 24, 2024 USD ($)	Jul. 15, 2024 $ / shares shares	Jul. 10, 2024 shares	Jun. 30, 2024 € / shares	Jun. 27, 2024 shares	Apr. 19, 2024 USD ($)	Dec. 31, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Number of shares issued | shares			36,341
Ordinary shares | € / shares									€ 1
Accumulated losses			$ 61,627,000									$ 50,934,000
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares				22,611			75	51,810
Notional amount					$ 223,600	$ 407,000
Minimum bid price | $ / shares							$ 1.00
Nonadjusting event [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Ordinary shares | $ / shares							$ 0.165
Number of shares outstanding value | shares							44,800,000
Nonadjusting event [member] | Bottom of range [member]
IfrsStatementLineItems [Line Items]
Ordinary shares | $ / shares							$ 0.0022
Number of shares outstanding value | shares							597,000
Stock purchase agreement [Member]
IfrsStatementLineItems [Line Items]
Notional amount			$ 30,000,000								$ 30,000,000
Purchase price description			The SPA allows the Company to sell shares to Alpha through “Puts” with a mandatory minimum of $20 per Put and a maximum of $833 in any 30-day period. The share price depends on market conditions and is discounted based on specific price thresholds. Alpha’s obligation to purchase shares is subject to customary conditions, including owning no more than 4.99% of the Company’s shares at any given time. The SPA automatically terminates after 36 months or once Alpha has purchased $30 million in shares. The Company can terminate the agreement under certain conditions. Proceeds will primarily support working capital and general corporate purposes, with 50% of sales used to repay any outstanding debts owed to Alpha. The Company is continuing with additional capital raising and as described in note 9, post balance sheet date entered into additional funding agreements of $5.3 million along with securing $747 and $194 in addition to restructuring of debt, into $800 and $500 in convertible and non convertible notes respectively.
Additional funding agreements			$ 5,300,000
Securing amount			747,000
Restructuring debt			194,000
Convertible notes			800,000
Not convertible notes			$ 500,000
Lionheart [Member] | Business Combination Agreement [Member]
IfrsStatementLineItems [Line Items]
Redemption percentage of business combination		97.58%
Remaining funds in trust account		$ 3,061,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares	161,662		42,573							11,699
Ordinary shares | $ / shares	$ 18		$ 0.165
Purchase price description	purchase up to $30 million of the Company’s ordinary shares, subject to the SPA’s terms. The Company may direct Alpha to purchase shares at its discretion after a three-month period, with a minimum purchase (“Put”) of $20 and a maximum of $833 in any 30-day period, subject to certain pricing conditions based on market price.
Ordinary shares [member] | Security matters pty ltd [member]
IfrsStatementLineItems [Line Items]
Number of shares issued | shares		1
Share price | $ / shares		$ 10.3624
Ordinary shares | $ / shares		$ 10.00